Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2021
Maximum Exposure to Credit Risk
Maximum Exposure to Credit Risk [text block]
Maximum Exposure to Credit Risk
The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in our financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral we apply internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.
Maximum Exposure to Credit Risk
	Dec 31, 2021
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	192,025	192,025	−	0	−	0
Interbank balances (w/o central banks)	7,345	7,345	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,370	8,370	−	8,070	−	8,070
Securities borrowed	63	63	−	63	−	63
Loans	476,827	476,827	−	247,109	33,353	280,462
Other assets subject to credit risk[4,5]	83,313	79,361	30,639	709	206	31,555
Total financial assets at amortized cost[3]	767,942	763,990	30,639	255,951	33,559	320,149
Financial assets at fair value through profit or loss[6]
Trading assets	97,080	−	−	2,217	1,091	3,308
Positive market values from derivative financial instruments	299,732	−	238,412	41,692	37	280,140
Non-trading financial assets mandatory at fair value through profit or loss	87,873	−	2,176	75,960	187	78,324
Of which:
Securities purchased under resale agreement	59,931	−	2,176	57,755	0	59,931
Securities borrowed	18,355	−	−	17,978	0	17,978
Loans	895	−	−	190	187	378
Financial assets designated at fair value through profit or loss	140	−	−	0	82	82
Total financial assets at fair value through profit or loss	484,825	−	240,588	119,869	1,398	361,854
Financial assets at fair value through OCI	28,979	28,979	0	1,480	891	2,371
Of which:
Securities purchased under resale agreement	1,231	1,231	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,370	4,370	−	1,480	891	2,371
Total financial assets at fair value through OCI	28,979	28,979	−	1,480	891	2,371
Financial guarantees and other credit related contingent liabilities[7]	59,394	59,394	−	3,077	6,857	9,934
Revocable and irrevocable lending commitments and other credit related commitments[7]	227,132	226,454	−	18,545	5,888	24,433
Total off-balance sheet	286,525	285,848	−	21,622	12,746	34,368

Maximum exposure to credit risk	1,568,272	1,078,817	271,227	398,922	48,593	718,742

[1] Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection.
[2] Bought Credit protection is reflected with the notional of the underlying.
[3] All amounts at gross value before deductions of allowance for credit losses.
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[5] Includes Asset Held for Sale regardless of accounting classification.
[6] Excludes equities, other equity interests and commodities.
[7] Figures are reflected at notional amounts.
	Dec 31, 2020
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	166,211	166,211	−	0	−	0
Interbank balances (w/o central banks)	9,132	9,132	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,535	8,535	−	8,173	−	8,173
Securities borrowed	0	0	−	0	−	0
Loans	431,503	431,503	−	228,513	30,119	258,632
Other assets subject to credit risk[4,5]	96,355	85,106	43,277	902	55	44,234
Total financial assets at amortized cost[3]	711,736	700,487	43,277	237,588	30,174	311,039
Financial assets at fair value through profit or loss[6]
Trading assets	94,757	−	−	2,998	1,248	4,246
Positive market values from derivative financial instruments	343,493	−	262,525	52,329	83	314,937
Non-trading financial assets mandatory at fair value through profit or loss	75,116	−	993	62,036	244	63,273
Of which:
Securities purchased under resale agreement	46,057	−	993	44,967	0	45,960
Securities borrowed	17,009	−	−	16,730	0	16,730
Loans	2,192	−	−	272	244	516
Financial assets designated at fair value through profit or loss	437	−	−	0	0	0
Total financial assets at fair value through profit or loss	513,803	−	263,518	117,363	1,575	382,456
Financial assets at fair value through OCI	55,834	55,834	0	1,581	1,153	2,734
Of which:
Securities purchased under resale agreement	1,543	1,543	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,635	4,635	−	1,581	1,153	2,734
Total financial assets at fair value through OCI	55,834	55,834	−	1,581	1,153	2,734
Financial guarantees and other credit related contingent liabilities[7]	47,978	47,978	−	2,327	6,157	8,484
Revocable and irrevocable lending commitments and other credit related commitments[7]	215,877	214,898	−	15,345	5,779	21,124
Total off-balance sheet	263,855	262,876	−	17,672	11,936	29,608

Maximum exposure to credit risk	1,545,228	1,019,197	306,795	374,204	44,838	725,837

[1] Does not include credit derivative notional sold (€ 395,636 million) and credit derivative notional bought protection.
[2] Bought Credit protection is reflected with the notional of the underlying.
[3] All amounts at gross value before deductions of allowance for credit losses.
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[5] Includes Asset Held for Sale regardless of accounting classification.
[6] Excludes equities, other equity interests and commodities.
[7] Figures are reflected at notional amounts.

Maximum Credit Exposure Paragraph [text block]
Included in the category of trading assets as of December 31, 2021, were traded bonds of € 85.5 billion (€ 83.5 billion as of December 31, 2020) of which over 83 % were investment-grade (over 84 % as of December 31, 2020).
Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore, we have collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.

Main Credit Exposure [Abstract]
Main Credit Exposure Categories by Geographical Region [text block]
Main credit exposure categories by geographical region
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	342,179	3,411	702	1,365	129,396	35,814	13,525
Of which:
Germany	236,139	407	20	173	73,087	14,388	1,535
United Kingdom	6,331	529	243	297	8,851	2,796	4,480
France	3,581	59	2	55	6,840	2,179	925
Luxembourg	14,195	517	82	53	7,393	713	646
Italy	24,316	227	9	0	3,484	4,510	398
Netherlands	9,383	137	102	384	8,391	2,237	1,226
Spain	16,283	246	0	43	3,215	3,464	668
Ireland	4,652	262	234	72	2,687	210	549
Switzerland	13,083	34	0	110	6,156	2,710	145
Poland	2,293	0	0	16	401	116	14
Belgium	1,426	5	0	76	1,724	578	212
Russian Federation⁸	806	54	0	51	629	209	27
Ukraine⁸	109	441[9]	0	0	3	22	0
Other Europe⁸,¹⁰	9,583	492	10	37	6,535	1,683	2,700
North America	87,628	3,904	132	2,060	87,172	9,411	7,853
Of which:
U.S.	73,007	3,156	91	1,836	82,800	8,685	6,839
Cayman Islands	5,709	157	3	0	1,555	80	396
Canada	935	291	0	200	1,977	419	218
Other North America	7,976	301	37	24	839	227	401
Asia/Pacific	40,093	944	185	874	9,151	12,786	2,605
Of which:
Japan	1,921	62	108	48	608	519	656
Australia	2,112	264	25	0	2,248	532	257
India	7,948	4	6	18	920	3,440	95
China	5,606	9	0	42	480	1,913	554
Singapore	5,750	127	23	135	1,157	1,566	157
Hong Kong	3,146	89	0	51	1,258	752	181
Other Asia/Pacific	13,610	390	23	581	2,480	4,064	706
Other geographical areas	6,926	931	16	71	1,414	1,383	163
Total	476,827	9,189	1,035	4,370	227,132	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	3,464	45,063	7,578	2,745	32,525	484	618,251
Of which:
Germany	548	7,152	932	274	3,301	32	337,987
United Kingdom	951	8,604	1,151	571	8,824	0	43,628
France	0	6,482	1,411	5	12,910	0	34,448
Luxembourg	57	2,471	497	0	971	0	27,594
Italy	314	3,655	315	85	729	0	38,042
Netherlands	212	2,157	51	29	38	0	24,347
Spain	74	7,193	199	1,126	500	0	33,012
Ireland	1,143	1,264	3	2	3,158	0	14,237
Switzerland	3	583	4	0	140	0	22,968
Poland	0	73	1,870	0	76	0	4,859
Belgium	33	1,932	805	0	7	0	6,798
Russian Federation⁸	0	14	36	0	0	0	1,826
Ukraine⁸	0	2	29	0	0	0	606
Other Europe⁸,¹⁰	130	3,481	274	653	1,870	452	27,900
North America	8,618	26,899	10,363	2,551	38,688	0	285,278
Of which:
U.S.	8,600	25,959	10,059	517	26,173	0	247,722
Cayman Islands	0	238	0	2,034	11,679	0	21,851
Canada	0	476	235	0	834	0	5,586
Other North America	18	225	69	0	3	0	10,119
Asia/Pacific	2,718	21,369	5,053	2,868	7,000	508	106,154
Of which:
Japan	25	2,951	556	0	3,672	0	11,127
Australia	1,597	1,726	510	0	515	0	9,787
India	617	5,067	944	0	253	360	19,670
China	16	1,576	560	0	594	0	11,349
Singapore	9	860	246	0	107	0	10,136
Hong Kong	213	742	246	0	184	0	6,861
Other Asia/Pacific	242	8,447	1,990	2,868	1,675	147	37,224
Other geographical areas	49	2,037	384	268	72	240	13,954
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,023,637

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021.
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021.
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[8]Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine.
[9]
Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[10] Other Europe includes Belarus with a total exposure of less than € 2 million.
	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	317,281	3,092	1,519	1,615	128,440	29,529	20,283
Of which:
Germany	224,274	340	57	347	75,531	12,195	1,715
United Kingdom	5,796	160	341	64	9,820	2,327	7,102
France	3,460	65	33	187	6,103	1,383	1,331
Luxembourg	10,097	546	252	0	4,839	1,251	701
Italy	23,442	340	66	0	3,600	3,888	1,854
Netherlands	9,679	79	222	554	9,890	1,727	1,942
Spain	17,134	304	0	28	3,755	2,763	1,094
Ireland	4,173	190	200	127	2,023	200	465
Switzerland	6,817	39	19	150	4,518	1,762	268
Poland	2,421	0	1	0	374	128	17
Belgium	1,133	4	0	53	1,566	679	295
Russian Federation⁸	665	74	0	57	382	239	17
Ukraine⁸	280	425	0	0	17	11	0
Other Europe⁸	7,910	527	327	46	6,021	976	3,480
North America	73,742	3,266	841	1,896	78,079	7,430	9,420
Of which:
U.S.	61,137	2,926	784	1,792	73,215	7,033	8,496
Cayman Islands	3,790	113	3	0	2,131	25	246
Canada	887	37	0	91	1,790	47	303
Other North America	7,928	191	54	13	943	326	374
Asia/Pacific	34,194	1,248	237	992	7,813	9,960	2,766
Of which:
Japan	1,385	17	0	89	415	483	312
Australia	1,525	258	36	35	1,785	367	542
India	6,355	54	21	32	1,110	2,253	149
China	4,764	6	149	46	684	1,780	658
Singapore	5,309	210	30	28	918	685	248
Hong Kong	2,872	109	0	61	986	671	186
Other Asia/Pacific	11,984	593	0	702	1,914	3,721	670
Other geographical areas	6,286	734	31	133	1,545	1,059	460
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	2,468	46,446	31,902	2,180	21,696	498	606,947
Of which:
Germany	544	8,252	10,467	263	1,078	10	335,074
United Kingdom	890	7,980	2,776	0	11,352	0	48,607
France	2	8,136	5,216	0	5,981	0	31,898
Luxembourg	41	2,509	1,412	0	819	0	22,466
Italy	117	5,908	1,496	108	478	0	41,297
Netherlands	112	3,486	118	0	33	0	27,843
Spain	0	3,053	3,088	1,077	500	0	32,796
Ireland	680	1,415	136	0	396	0	10,004
Switzerland	4	637	4	0	79	0	14,299
Poland	0	112	1,993	0	0	0	5,047
Belgium	40	1,575	1,616	0	5	0	6,966
Russian Federation⁸	0	42	34	0	0	0	1,510
Ukraine⁸	0	8	17	0	0	0	758
Other Europe⁸	38	3,334	3,529	731	975	488	28,381
North America	7,727	27,547	11,798	2,780	31,907	0	256,433
Of which:
U.S.	7,351	26,408	11,197	1,814	29,370	0	231,523
Cayman Islands	359	567	0	885	2,086	0	10,206
Canada	0	417	543	0	451	0	4,567
Other North America	16	155	58	81	0	0	10,137
Asia/Pacific	2,431	19,246	5,740	3,353	9,426	646	98,052
Of which:
Japan	64	2,807	25	0	6,283	0	11,881
Australia	1,545	2,535	860	0	659	0	10,149
India	349	3,284	2,047	0	128	396	16,177
China	0	3,012	309	0	421	0	11,830
Singapore	78	2,067	472	0	105	0	10,152
Hong Kong	207	725	286	60	12	0	6,175
Other Asia/Pacific	188	4,816	1,740	3,293	1,817	250	31,689
Other geographical areas	0	2,107	216	223	37	399	13,229
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.
[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.
[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[8]Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
The tables above give an overview of our credit exposure by geographical region, allocated based on the counterparty’s country of domicile. Aforementioned domicile view does not have to be congruent with an internal risk based view applied elsewhere in this report.
Our largest concentration of credit risk within loans from a regional perspective is in our home market Germany, with a significant share in households, which includes the majority of our mortgage lending and home loan business.
Within OTC derivatives, tradable assets as well as repo and repo-style transactions, our largest concentrations from a regional perspective were in Europe and North America.

Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]
Overview of financial assets subject to impairment
The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.
Overview of financial assets subject to impairment
	Dec 31, 2021					Dec 31, 2020
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	711,021	40,653	11,326	1,297	764,298	651,637	35,372	10,655	1,729	699,393
Allowance for credit losses²	440	532	3,740	182	4,895	544	648	3,614	139	4,946
of which Loans
Gross carrying amount	425,342	38,809	10,653	1,272	476,077	385,117	34,537	10,138	1,710	431,501
Allowance for credit losses²	421	530	3,627	177	4,754	522	647	3,506	133	4,808

Fair value through OCI
Fair value	28,609	326	44	0	28,979	55,566	163	105	0	55,834
Allowance for credit losses	15	10	16	0	41	12	6	2	0	20

Off-balance sheet
Notional amount	268,857	14,498	2,582	11	285,948	251,545	8,723	2,587	1	262,856
Allowance for credit losses³	108	111	225	0	443	144	74	200	0	419

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.
[2] Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2021 and € 5 million as of December 31, 2020.
[3] Allowance for credit losses do not include allowance for country risk amounting to € 6 million as of December 31, 2021 and € 4 million as of December 31, 2020.
Financial assets at amortized cost
The following tables provide an overview of development of financial assets at amortized cost and related allowance for credit losses in each of the relevant reporting periods broken down into stages as per IFRS 9 requirements.
Development of exposures in the current reporting period
	Dec 31, 2021
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	651,637	35,372	10,655	1,729	699,393
Movements in financial assets including new business and credit extensions	79,619	7,507	305	(101)	87,330
Transfers due to changes in creditworthiness	(155)	(1,109)	1,264	0	0
Changes due to modifications that did not result in derecognition	(1)	(0)	(16)	0	(17)
Changes in models
Financial assets that have been derecognized during the period	(34,157)	(1,891)	(1,271)	(372)	(37,691)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	14,078	774	333	19	15,204
Balance, end of reporting period	711,021	40,653	11,326	1,297	764,298

Financial assets at amortized cost subject to impairment remained increased by € 64 billion or 9 % in 2021, which was largely driven by Stage 1:
Stage 1 exposures increased by € 58 billion or 9%
primarily due to the increase in loans at amortized cost in Investment Bank and Private Bank as well as the increase in central bank balances.
Stage 2 exposures increased by € 5 billion or 15 % largely driven by the Investment Bank due to enhancements in the process related Stage 2 triggers, discussed above in the IFRS 9 impairment section
.
Stage 3 exposures slightly increased by € 240 million or 2%
in 2021, which was driven by the increase in the Private Bank due to the new EBA definition of default as well as new defaults in the Investment Bank. This was partly offset by the reductions in our POCI loan portfolio as well as Corporate Bank and Capital Release Unit.
Development of exposures in the previous reporting period
	Dec 31, 2020
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	645,967	24,680	7,531	2,150	680,328
Movements in financial assets including new business and credit extensions	79,284	8,215	3,304	(166)	90,637
Transfers due to changes in creditworthiness	(7,462)	5,543	1,919	0	0
Changes due to modifications that did not result in derecognition	(0)	(3)	(31)	0	(34)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(48,990)	(2,268)	(1,910)	(263)	(53,430)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(17,162)	(795)	(216)	7	(18,165)
Balance, end of reporting period	651,637	35,372	10,655	1,729	699,393

Financial assets at amortized cost subject to impairment increased by € 19 billion or 3 % in 2020, which was primarily driven by stage 2:
Stage 1 exposures slightly increased by € 6 billion or 1%.
Stage 2 exposures increased by € 11 billion or 43 % driven by loans at amortized cost in Private Bank and Corporate Bank due to the update of the macroeconomic outlook.
Stage 3 exposures increased by € 2,703 million or 28 % in 2020 driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio.
Development of allowance for credit losses in the current reporting period
	Dec 31, 2021
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business and credit extensions	(245)	85	615	26	480
Transfers due to changes in creditworthiness	138	(197)	58	N/M	0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(561)	(5)	(566)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	3	(4)	(41)	(0)	(43)
Balance, end of reporting period	440	532	3,740	182	4,895
Provision for Credit Losses excluding country risk¹	(107)	(112)	673	26	480

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020.
Allowance for credit losses against financial assets at amortized cost subject to impairment slightly decreased by € 51 million or 1 % in 2021 mainly driven by Stages 1 and 2:
Stage 1 allowances decreased by € 104 million or 19 % due to the update of macroeconomic outlook, as explained earlier.
Stage 2 allowances decreased by € 117 million or 18 % driven by the update of macroeconomic outlook, as explained earlier.
Stage 3 allowances increased by € 169 million or 5 % driven by new defaults in Private Bank and Investment Bank as well as the increase in allowance against the existing POCI loan portfolio, which were partly offset by the reductions in Corporate Bank and Capital Release Unit.
Our Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 33 % in the current fiscal year, compared to 34 % in the prior year.
Due to the positive macroeconomic outlook, transfers from stage 1 and transfers into stage 2 due to changes in creditworthiness declined in 2021 on a year-over-year basis. Accordingly, the improved macroeconomic parameters resulted in higher net allowance charges in stage 1 as well as higher net releases of allowance in stage 2, due to changes in creditworthiness in the full year 2021.
In 2021, transfers into stage 3 went down compared to 2020 and resulted mostly from transfers from stage 2. This reduction was driven by the diminished impact from COVID-19, which was partly offset by the introduction of the new definition of default by EBA in 2021. There has been a moderate increase in net allowance charges in stage 3 due to changes in creditworthiness in 2021.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2020
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business and credit extensions	(44)	309	1,348	72	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019.
Allowance for credit losses against financial assets at amortized cost subject to impairment increased by € 853 million or 21 % in 2020 mainly driven by Stage 3:
Stage 1 allowances
remained roughly stable with a slight decrease of € 5 million or 1%.
Stage 2 allowances
increased by € 156 million or 32 % due to the update of the macroeconomic outlook.
Stage 3 allowances
increased by € 702 million or 23 % driven by new defaults across business divisions and the increase against the existing POCI loan portfolio.
Financial assets at amortized cost by business division
	Dec 31, 2021
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	116,332	10,165	2,113	0	128,611	56	83	901	0	1,040
Investment Bank	147,177	9,783	2,487	1,264	160,711	106	78	356	182	723
Private Bank	235,067	19,526	6,496	33	261,122	269	365	2,383	0	3,018
Asset Management	2,218	58	0	0	2,276	1	1	0	0	2
Capital Release Unit	2,743	210	212	0	3,165	2	1	99	0	103
Corporate & Other	207,485	910	18	0	208,413	6	3	1	0	10
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	109,484	7,747	2,305	0	119,537	85	106	1,052	0	1,244
Investment Bank	134,634	5,832	2,023	1,459	143,948	139	92	290	139	659
Private Bank	216,412	21,328	5,954	270	243,964	311	446	2,098	0	2,855
Asset Management	2,131	57	0	0	2,188	1	1	0	0	1
Capital Release Unit	4,463	303	372	0	5,138	4	4	174	0	182
Corporate & Other	184,512	105	1	0	184,618	5	(0)	0	0	5
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial assets at amortized cost by industry sector
The below table gives an overview of our asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. The information below is not fully congruent to the internal risk view applied in the section “Focus industries in light of COVID-19 pandemic”.
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	544	73	29	0	646	1	1	11	0	12
Mining and quarrying	2,771	95	63	0	2,929	3	0	13	0	17
Manufacturing	31,776	3,466	957	97	36,296	24	36	481	3	543
Electricity, gas, steam and air conditioning supply	4,414	174	117	0	4,705	2	2	41	0	45
Water supply, sewerage, waste management and remediation activities	580	51	50	0	680	1	2	8	0	11
Construction	3,672	375	271	128	4,446	8	5	178	(1)	190
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,582	1,355	747	32	21,717	18	19	397	3	436
Transport and storage	4,513	862	378	29	5,782	12	12	72	(0)	96
Accommodation and food service activities	1,356	769	122	18	2,265	1	9	62	(2)	70
Information and communication	6,431	257	157	16	6,860	10	4	98	0	112
Financial and insurance activities	359,874	6,711	1,756	491	368,832	94	48	322	54	519
Real estate activities	34,827	5,339	1,115	271	41,551	16	22	97	55	190
Professional, scientific and technical activities	6,017	751	225	34	7,027	6	9	107	0	122
Administrative and support service activities	9,477	1,767	467	24	11,736	11	21	132	4	167
Public administration and defense, compulsory social security	18,174	2,073	49	0	20,295	5	11	5	0	21
Education	190	34	5	0	228	0	1	2	0	3
Human health services and social work activities	3,620	331	105	0	4,056	4	6	18	0	28
Arts, entertainment and recreation	690	371	11	1	1,073	2	3	3	1	8
Other service activities	8,564	920	225	140	9,850	6	12	39	49	107
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,909	14,880	4,477	16	213,282	218	309	1,653	16	2,196
Activities of extraterritorial organizations and bodies	40	0	1	0	41	0	0	1	0	1
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	538	69	39	0	646	1	1	12	0	14
Mining and quarrying	2,808	115	162	0	3,085	4	4	98	0	106
Manufacturing	23,245	2,518	1,024	138	26,925	32	42	479	3	557
Electricity, gas, steam and air conditioning supply	3,268	276	117	0	3,661	3	2	35	0	40
Water supply, sewerage, waste management and remediation activities	573	52	57	0	681	1	2	9	0	12
Construction	3,706	304	271	169	4,450	6	7	193	6	212
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,049	1,066	830	46	20,991	21	20	516	2	558
Transport and storage	4,760	710	387	12	5,869	20	18	93	0	131
Accommodation and food service activities	1,871	445	90	24	2,429	5	8	22	0	35
Information and communication	5,482	207	131	0	5,820	12	4	95	0	111
Financial and insurance activities	316,950	6,336	1,159	551	324,996	88	64	285	37	474
Real estate activities	38,993	2,089	824	293	42,200	32	22	94	42	190
Professional, scientific and technical activities	6,295	1,049	223	198	7,765	8	15	97	5	125
Administrative and support service activities	8,966	1,365	409	47	10,787	14	22	88	1	125
Public administration and defense, compulsory social security	16,648	593	229	0	17,469	8	5	11	0	24
Education	179	23	3	0	205	0	1	1	0	2
Human health services and social work activities	3,104	347	15	1	3,468	4	6	7	0	17
Arts, entertainment and recreation	874	78	9	1	961	3	1	3	0	8
Other service activities	10,548	823	180	215	11,766	13	12	21	40	86
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	183,728	16,906	4,496	34	205,164	270	393	1,453	2	2,120
Activities of extraterritorial organizations and bodies	52	0	1	0	53	0	0	1	0	1
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial assets at amortized cost by region
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	317,217	17,941	3,581	33	338,773	191	298	1,653	14	2,156
Western Europe (excluding Germany)	134,187	9,224	3,652	937	148,000	134	156	1,610	150	2,050
Eastern Europe	6,818	494	99	0	7,412	2	4	53	0	59
North America	174,574	8,853	2,131	145	185,703	53	55	180	16	304
Central and South America	3,908	206	197	7	4,318	3	0	13	2	18
Asia/Pacific	58,984	2,351	1,518	137	62,990	45	8	227	2	282
Africa	2,081	1,319	39	0	3,439	3	11	1	0	16
Other	13,252	263	110	38	13,664	10	0	2	(2)	11
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	293,760	17,709	3,840	270	315,580	252	356	1,438	52	2,098
Western Europe (excluding Germany)	130,592	7,639	3,188	1,103	142,522	152	215	1,603	77	2,048
Eastern Europe	5,175	214	90	0	5,480	7	2	42	0	51
North America	144,876	6,303	2,079	105	153,362	77	57	225	7	366
Central and South America	3,731	146	374	7	4,258	4	4	32	0	40
Asia/Pacific	57,197	2,691	973	219	61,081	31	13	273	2	318
Africa	2,617	218	11	0	2,845	5	1	1	0	7
Other	13,689	453	99	24	14,265	15	1	0	(0)	16
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Financial assets at amortized cost by rating class
	Dec 31, 2021
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	257,805	471	0	0	258,276	2	0	0	0	2
iA	99,418	1,325	0	9	100,753	6	1	0	0	7
iBBB	163,434	3,938	0	0	167,371	39	12	0	0	51
iBB	152,040	11,898	0	0	163,938	150	71	0	0	221
iB	33,572	17,942	0	16	51,530	205	253	0	6	463
iCCC and below	4,752	5,079	11,326	1,272	22,430	39	195	3,740	177	4,151
Total	711,021	40,653	11,326	1,297	764,298	440	532	3,740	182	4,895

	Dec 31, 2020
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	225,226	538	0	0	225,764	1	0	0	0	1
iA	88,250	734	0	0	88,983	5	0	0	0	5
iBBB	150,519	2,662	0	0	153,181	43	9	0	0	52
iBB	146,701	11,891	0	0	158,592	202	76	0	0	279
iB	36,167	13,674	0	0	49,841	240	251	0	0	492
iCCC and below	4,774	5,874	10,655	1,729	23,032	54	310	3,614	139	4,117
Total	651,637	35,372	10,655	1,729	699,393	544	648	3,614	139	4,946

Our existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 384 million as of December 31, 2021 and € 446 million as of December 31, 2020.
Collateral held against financial assets at amortized cost in stage 3
	Dec 31, 2021			Dec 31, 2020
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	11,326	4,140	496	10,655	3,753	558

[1] Stage 3 consists here only of non-POCI assets.
In 2021, collateral and guarantees held against financial assets at amortized cost in stage 3 increased by € 325 million, or 8 % mainly driven by Investment Bank and Private Bank.
Due to full collateralization we did not recognize an allowance for credit losses against Financial assets at amortized cost in Stage 3 for € 1,130 million in 2021 and € 625 million in 2020.
Modified Assets at Amortized Cost
A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.
Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:
  – The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
  – The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.
The following table provides the overview of modified financial assets at amortized cost in the reporting periods broken down into IFRS 9 stages.
Modified Assets at Amortized Cost
	Dec 31, 2021					Dec 31, 2020
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	22	17	0	40	0	81	73	0	153
Net modification gain/losses recognized	(1)	0	(16)	0	(16)	0	2	(30)	0	(29)

In 2021, we have observed the decrease of € 113 million or 74 % in modified assets at amortized cost due to the non-recurring large client related modifications, which were granted in 2020. We did not include any COVID-19 driven modifications into the above table. For further details related to COVID-19 driven modifications, please refer to “Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 pandemic”
In 2021, we have not observed any amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.
In 2020, we have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.
Financial Assets at Fair value through Other Comprehensive Income
The fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment was € 29 billion at December 31, 2021, compared to € 56 billion at December 31, 2020. Allowance for credit losses against these assets remained at very low levels (€ 41 million as of December 31, 2021 and € 20 million as of December 31, 2020). Due to immateriality no further breakdown is provided for financial assets at FVOCI.
Off-balance sheet lending commitments and guarantee business
The following tables provide an overview of the nominal amount and credit loss allowance for our off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.
Development of nominal amount in the current reporting period
	Dec 31, 2021
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,545	8,723	2,587	1	262,856
Movements including new business	11,197	3,236	(273)	10	14,170
Transfers due to changes in creditworthiness	(2,177)	2,019	158	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	8,292	521	110	0	8,923
Balance, end of reporting period	268,857	14,498	2,582	11	285,948
of which: Financial guarantees	55,477	2,975	1,036	0	59,488

Development of nominal amount in the previous reporting period
	Dec 31, 2020
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	251,930	5,864	1,424	0	259,218
Movements including new business	16,918	(2,786)	126	1	14,259
Transfers due to changes in creditworthiness	(7,247)	6,101	1,146	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(10,056)	(455)	(110)	0	(10,622)
Balance, end of reporting period	251,545	8,723	2,587	1	262,856
of which: Financial guarantees	45,064	1,887	1,031	0	47,982

Development of allowance for credit losses in the current reporting period
	Dec 31, 2021
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(43)	38	18	0	13
Transfers due to changes in creditworthiness	3	(5)	2	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	3	6	0	12
Balance, end of reporting period	108	111	225	0	443
of which: Financial guarantees	69	64	164	0	297
Provision for Credit Losses excluding country risk[1]	(40)	33	19	0	13

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
of which: Financial guarantees	99	43	115	0	257
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.
Legal Claims
Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.
Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 234 million in fiscal year 2021, mainly in Corporate Bank, Investment Bank and Private Bank. In 2020, legal claims amounted to € 295 million, mainly in Corporate Bank, Investment Bank and Private Bank.

Asset Quality Collateral [text block]
Collateral Obtained
We obtain collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally we do not occupy obtained properties for our business use. The residential real estate collateral obtained in 2020 refers predominantly to our exposures in Spain.
Collateral Obtained during the reporting period
in € m.	2021	2020²
Commercial real estate	0	15
Residential real estate[1]	2	43
Other	0	3
Total collateral obtained during the reporting period	2	60

[1] Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2021 and € 89 million as of December 31,2020. (Numbers have been restated compared to prior year disclosure).
[2] Numbers have been restated compared to prior year disclosure .
The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2021 the Group obtained € 46 million collateral related to these trusts, compared to € 54 million in 2020.

Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]
The tables and graph below present the Historic Simulation value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.
Value-at-Risk of our Trading Units by Risk Type¹
	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Average	37.5	58.9	(37.2)	(44.0)	23.1	17.9	27.9	53.6	13.0	15.5	9.5	13.3	1.1	2.7
Maximum	69.0	133.3	(21.0)	(10.2)	38.5	36.3	60.3	117.1	20.1	30.8	25.2	32.3	7.9	8.8
Minimum	27.7	25.6	(76.9)	(84.4)	11.3	8.1	17.5	17.9	6.8	5.3	4.4	4.5	0.3	0.4
Period-end	31.1	48.1	(27.0)	(72.2)	16.6	27.1	24.1	55.4	8.3	13.5	8.1	22.5	1.0	1.8

[1] Figures for 2021 as of December 31, 2021. Figures for 2020 as of December 31, 2020.
[2]Includes value-at-risk from gold and other precious metal positions.

Regulatory Measures Incremental Risk Charge [text block]
For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation.
Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,
	Total		Credit Trading		Core Rates		Emerging Markets		Other[4]
in € m.	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Average	436.6	591.4	118.1	100.2	211.4	347.4	188.3	242.6	(81.2)	(98.7)
Maximum	604.1	688.8	154.6	147.4	574.5	631.6	267.9	324.9	59.1	(70.0)
Minimum	292.5	537.3	62.5	50.0	60.1	263.1	84.4	62.8	(224.9)	(147.6)
Period-end	292.5	560.4	85.4	124.8	78.0	283.6	133.1	250.4	(4.0)	(98.5)

[1] Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2021 and December 31, 2020, respectively.
[2] Business line breakdowns have been updated for 2021 reporting to better reflect the current business structure.
[3] All liquidity horizons are set to 12 months.
[4] Other includes Capital Release Unit.

Disclosure of Nontrading Market Risk Exposure [text block]
Nontrading Market Risk Exposures
Economic Capital Usage for Nontrading Market Risk
The following table shows the Nontrading Market Risk economic capital usage by risk type:
Economic Capital Usage by risk type.
	Economic capital usage
in € m.	Dec 31, 2021	Dec 31, 2020
Interest rate risk	1,853	4,062
Credit spread risk	21	92
Equity and Investment risk	1,031	1,885
Foreign exchange risk	1,509	1,682
Pension risk	1,128	934
Guaranteed funds risk	85	41
Total nontrading market risk portfolios	5,628	8,696

The economic capital figures do take into account diversification benefits between the different risk types.
Economic Capital Usage for Nontrading Market Risk totaled € 5.6 billion as of December 31, 2021, which is € 3.1 billion below our economic capital usage at year-end 2020.
  – Interest rate risk. Economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk. In total the economic capital usage for December 31, 2021 was € 1,853 million, compared to € 4,062 million for December 31, 2020. The decrease in economic capital contribution was mainly driven by increased diversification benefit with other risk types following changes in the risk aggregation methodology as well as decreased level of interest rate risk exposure in our strategic liquidity reserve securities.
  – Credit spread risk. Economic capital charge for portfolios in the banking book subject to credit spread risk. Economic capital usage was € 21 million as of December 31, 2021, versus € 92 million as of December 31, 2020.
  – Equity and Investment risk. Economic capital charge for equity risk from our non-consolidated investment holdings, such as our strategic investments and alternative assets, and from a structural short position in our own share price arising from our equity compensation plans. The economic capital usage was € 1,031 million as of December 31, 2021, compared with € 1,885 million as of December 31, 2020. The decrease in economic capital contribution was predominately driven by changes in the calculation methodology for the equity investment portfolio.
  – Foreign exchange risk. Foreign exchange risk predominantly arises from our structural position taken to immunize the sensitivity of our capital ratio against changes in the exchange rates. Our economic capital usage was € 1,509 million as of December 31, 2021, versus € 1,682 million as of December 31, 2020. The decrease was driven by changes in the calculation methodology.
  –
  Pension risk. This risk arises from our defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 1,128 million and € 934 million as of December 31, 2021 and December 31, 2020 respectively. The economic capital usage increase was mainly driven by a change in the interest rate risk position.
  – Guaranteed funds risk. Economic capital usage was € 85 million as of December 31, 2021, versus € 41 million as of December 31, 2020.

Disclosure of Liquidity Risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]	Funding Markets and Capital Markets Issuance
Funding Diversification Performance [text block]
Funding Diversification
In 2021, total external funding increased by € 52.2 billion from € 886.2 billion at December 31, 2020 to € 938.4 billion at December 31, 2021. The increase was primarily driven by inflows in the Corporate Bank, where deposits increased by € 17.8 billion. DB’s most stable deposits in the Private Bank increased by € 12.7 billion predominately within the International Private Bank. In addition, secured funding and shorts increased by € 25.0 billion due to increased client demand and market opportunities as well as DB’s participation in ECB’s TLTRO III programme. Furthermore, targeted deposit inflows of € 5.9 billion led to higher unsecured wholesale funding. The € 9.8 billion decrease of Capital Markets and Equity outstandings relate to lower long-term debt mainly due to maturities exceeding new issuances partially offset by higher equity and additional AT1 issuance.
With the disclosure of the regulatory Net Stable Funding Ratio starting in the second quarter of 2021, DB has discontinued the disclosure of the internal Most Stable Funding Ratio (MSFR).
Composition of External Funding Sources
[1]Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis).
Reference: Reconciliation to total balance sheet of € 1,324.7 billion (€ 1,325.3 billion): Derivatives & settlement balances € 306.8 billion (€ 348.2 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 49.0 billion (€ 63.4 billion), other non-funding liabilities € 30.5 billion (€ 27.4 billion) for December 31, 2021 and December 31, 2020, respectively.